Corporate Income Tax Expenses (Benefit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Details of Corporate Income Tax Expense (Benefit)
Details of corporate income tax expense (benefit) for the six months ended June 30, 2024, and 2023, are as follows:

		(Unit: USD)
Classification	For the six months ended 2024	For the six months ended 2023
Corporate tax paid(refund)	—	(3,035)
Changes in deferred tax due to temporary differences	—	23,116
Corporate tax expense directly reflected in capital	—	—
Others (*)	—	—

Income tax expense (benefit)	—	20,081

(*)
The Company has elected not to recognize deferred tax assets due to the determination that it was improbable that taxable profit could be generated to offset the deductible temporary differences. Consequently, the amounts of deferred tax assets previously recognized have been recognized as corporate tax expense in the year 2023.

Details of corporate income tax expense (benefit) for the year ended December 31, 2023, and 2022, are as follows:

		(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022
Corporate tax paid(refund)	(678)	—
Changes in deferred tax due to temporary differences	—	(1,031,269)
Corporate tax expense directly reflected in capital	—	171,218
Others(*)	2,861,757	(651,645)

Income tax expense (benefit)	2,861,079	(1,511,696)

(*)
The Company has elected not to recognize deferred tax assets due to the determination that it was improbable that taxable profit could be generated to offset the deductible temporary differences. Consequently, the amounts of deferred tax assets previously recognized have been recognized as corporate tax expense in the year 2023.

Summary of Increase or Decrease in Temporary Differences Deducted or Added from Future Corporate Income Tax
The details of the increase or decrease in temporary differences deducted or added from future corporate income tax for the six months ended June 30, 2024 and year ended December 31, 2023, are as follows:

				(Unit: USD)
As of June 30, 2024
	Temporary differences to be deducted (additional) for the current year			Deferred tax assets (liabilities)
Classification	Beginning	Inc (Dec)	Ending
Provision for retirement benefits	1,689,974	(106,263)	1,583,711	330,996
Retirement pension assets	(116,768)	7,342	(109,426)	(22,870)
Accumulated depreciation_1	1,165,723	(73,299)	1,092,424	228,317
Accumulated depreciation_2	490,510	(30,843)	459,667	96,070
Investment in subsidiaries and associates	46,341,396	(2,913,886)	43,427,510	9,076,350
Available-for-sale	(187,507)	11,790	(175,717)	(36,725)

				(Unit: USD)
As of June 30, 2024
	Temporary differences to be deducted (additional) for the current year			Deferred tax assets (liabilities)
Classification	Beginning	Inc (Dec)	Ending
Revaluation of non-current financial asset	29,380	(1,848)	27,532	5,754
Capital change from equity method	560,867	(35,266)	525,601	109,851
Raw material allowance	208,834	(13,131)	195,703	40,902
Provision for warranties	30,957	(1,946)	29,011	6,063
Accrued income	(243,741)	15,326	(228,415)	(47,739)
Loss on equity method investment impairment	4,066,707	(255,709)	3,810,998	796,499
Lease liabilities	161,586	(10,160)	151,426	31,648
Rent deposits	9,237	(580)	8,657	1,809
Right of use assets	(165,171)	10,385	(154,786)	(32,350)
Bad debt	7,204,865	(453,033)	6,751,832	1,411,133
Net operating loss	12,968,581	453,033	13,421,614	2,805,117
Gain from equity method	(3,315,592)	208,480	(3,107,112)	(649,386)
Convertible bond	30,589	(1,923)	28,666	5,991

Total	70,930,427	(3,191,531)	67,738,896	14,157,430
Valuation allowance				(14,157,430)

Deferred tax asset, net				—

				(Unit: USD)
For the year ended 2023
	Temporary differences to be deducted (additional) for the current year			Deferred tax assets (liabilities)
Classification	Beginning	Inc (Dec)	Ending
Loss on foreign currency translation	136,353	(136,353)	—	—
Gain from foreign currency translation	(65,353)	65,353	—	—
Provision for retirement benefits	1,315,937	374,037	1,689,974	353,205
Retirement pension assets	(118,121)	1,353	(116,768)	(24,405)
Accumulated depreciation_1	1,195,828	(30,105)	1,165,723	243,636
Accumulated depreciation (revaluation)	—	—	—	—
Machineries (revaluation)	—	—	—	—
Land (revaluation)	—	—	—	—
Accumulated depreciation_2	503,178	(12,668)	490,510	102,517
Investment in subsidiaries and associates	43,979,927	2,361,469	46,341,396	9,685,352
Available-for-sale	(192,349)	4,842	(187,507)	(39,189)
Revaluation of non-current financial asset	30,139	(759)	29,380	6,140
Capital change from equity method	575,352	(14,485)	560,867	117,221
Raw material allowance	196,385	12,449	208,834	43,646
Provision for warranties	36,099	(5,142)	30,957	6,470
Trade receivables	3,397,671	(3,397,671)	—	—
Short-term borrowings	6,407,370	(6,407,370)	—	—

				(Unit: USD)
For the year ended 2023
	Temporary differences to be deducted (additional) for the current year			Deferred tax assets (liabilities)
Classification	Beginning	Inc (Dec)	Ending
Other receivables	420,117	(420,117)	—	—
Accrued income	335,158	(578,899)	(243,741)	(50,942)
Advanced payment	149,420	(149,420)	—	—
Loss on equity method investment impairment	2,187,346	1,879,361	4,066,707	849,942
Lease liabilities	122,962	38,624	161,586	33,771
Rent deposits	7,483	1,754	9,237	1,931
Right of use assets	(124,051)	(41,120)	(165,171)	(34,521)
Bad debt	—	7,204,865	7,204,865	1,505,817
Net operating loss	20,173,446	(7,204,865)	12,968,581	2,710,433
Gain from equity method	—	(3,315,592)	(3,315,592)	(692,959)
Convertible bond	—	30,589	30,589	6,393

Total	80,670,297	(9,739,870)	70,930,427	14,824,458
Valuation allowance				(14,824,458)

Deferred tax asset, net				—

The details of the increase or decrease in temporary differences deducted or added from future corporate income tax for the year ended December 31, 2023 and 2022, are as follows:

				(Unit: USD)
	For the year ended 2023
	Temporary differences to be deducted (additional) for the current year			Deferred tax assets (liabilities)
Classification	Beginning	Inc (Dec)	Ending
Loss on foreign currency translation	136,353	(136,353)	—	—
Gain from foreign currency translation	(65,353)	65,353	—	—
Provision for retirement benefits	1,315,937	374,037	1,689,974	353,205
Retirement pension assets	(118,121)	1,353	(116,768)	(24,405)
Accumulated depreciation_1	1,195,828	(30,105)	1,165,723	243,636
Accumulated depreciation (revaluation)	—	—	—	—
Machineries (revaluation)	—	—	—	—
Land (revaluation)	—	—	—	—
Accumulated depreciation_2	503,178	(12,668)	490,510	102,517
Investment in subsidiaries and associates	43,979,927	2,361,469	46,341,396	9,685,352
Available-for-sale	(192,349)	4,842	(187,507)	(39,189)
Revaluation of non-current financial asset	30,139	(759)	29,380	6,140
Capital change from equity method	575,352	(14,485)	560,867	117,221
Raw material allowance	196,385	12,449	208,834	43,646
Provision for warranties	36,099	(5,142)	30,957	6,470
Trade receivables	3,397,671	(3,397,671)	—	—
Short-term borrowings	6,407,370	(6,407,370)	—	—

Other receivables	420,117	(420,117)	—	—
Accrued income	335,158	(578,899)	(243,741)	(50,942)
Advanced payment	149,420	(149,420)	—	—
Loss on equity method investment impairment	2,187,346	1,879,361	4,066,707	849,942
Lease liabilities	122,962	38,624	161,586	33,771
Rent deposits	7,483	1,754	9,237	1,931
Right of use assets	(124,051)	(41,120)	(165,171)	(34,521)
Bad debt	—	7,204,865	7,204,865	1,505,817
Net operating loss	20,173,446	(7,204,865)	12,968,581	2,710,433
Gain from equity method	—	(3,315,592)	(3,315,592)	(692,959)
Convertible bond	—	30,589	30,589	6,393

Total	80,670,297	(9,739,870)	70,930,427	14,824,458
Valuation allowance				(14,824,458)

Deferred tax asset, net				—

				(Unit: USD)
	For the year ended 2022
	Temporary differences to be deducted (additional) for the current year			Deferred tax assets (liabilities)
Classification	Beginning	Inc (Dec)	Ending
Loss on foreign currency translation	75,676	60,677	136,353	28,498
Gain from foreign currency translation	(423,358)	358,005	(65,353)	(13,659)
Provision for retirement benefits	950,940	364,997	1,315,937	275,031
Retirement pension assets	(123,845)	5,724	(118,121)	(24,687)
Accumulated depreciation	1,269,315	(73,487)	1,195,828	249,928
Accumulated depreciation (revaluation)	(734,647)	734,647	—	—
Machineries (revaluation)	255,884	(255,884)	—	—
Land (revaluation)	(1,495,641)	1,495,641	—	—
Accumulated depreciation	534,099	(30,921)	503,178	105,164
Investment in subsidiaries and associates	32,840,759	11,139,168	43,979,927	9,191,805
Available-for-sale	(204,170)	11,821	(192,349)	(40,201)
Revaluation of non-current financial asset	31,991	(1,852)	30,139	6,299
Capital change from equity method	(358,416)	933,768	575,352	120,249
Raw material allowance	—	196,385	196,385	41,044
Provision for warranties	—	36,099	36,099	7,545
Trade receivables	—	3,397,671	3,397,671	710,113
Short-term borrowings	—	6,407,370	6,407,370	1,339,140
Other receivables	—	420,117	420,117	87,805
Accrued income	(1,622,198)	1,957,356	335,158	70,048
Advanced payment	171,310	(21,890)	149,420	31,229
Loss on equity method investment impairment	—	2,187,346	2,187,346	457,155
Lease liabilities	—	122,962	122,962	25,699
Rent deposits	—	7,483	7,483	1,564
Right of use assets	—	(124,051)	(124,051)	(25,927)
Bad debt	20,173,446	(20,173,446)	—	—
Net operating loss	—	20,173,446	20,173,446	4,216,250

Total	51,341,145	29,329,152	80,670,297	16,860,092
Valuation allowance	—			(13,898,245)

Deferred tax asset, net	—			2,961,847